FINANCIAL INSTRUMENTS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
URUGUAY
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (1,125)	$ 90
URUGUAY | Fuel oil No.6 One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 4,257	7,367
Net derivative financial liabilities	$ 43	677
URUGUAY | Fuel oil No.6 Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 7,206	7,366
Net derivative financial liabilities	$ 9	62
URUGUAY | Fuel oil No.6 Three [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BNP Paribas
Nominal Amounts Of Hedging Instrument	$ 4,111	0
Net derivative financial liabilities	$ 19	0
URUGUAY | Fuel oil No.6 Four [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 0	0
Net derivative financial liabilities	$ (353)	(252)
URUGUAY | Fuel Oil No.6 Five [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 0	0
Net derivative financial liabilities	$ (530)	(397)
URUGUAY | Fuel Oil No.6 Six [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BNP Paribas
Nominal Amounts Of Hedging Instrument	$ 0	0
Net derivative financial liabilities	(313)	0
UNITED STATES
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 6,579	15,133
UNITED STATES | Interest rate swap contract One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 70,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Apr. 28, 2024
Net derivative financial liabilities	$ 2,234	5,062
UNITED STATES | Interest rate swap contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Goldman Sachs N.A.
Nominal Amounts Of Hedging Instrument	$ 70,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Apr. 28, 2024
Net derivative financial liabilities	$ 2,109	5,004
UNITED STATES | Interest rate swap contract three [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 70,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Apr. 28, 2024
Net derivative financial liabilities	$ 2,236	5,067
Argentina
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (496)	(17)
Argentina | Interest rate swap contract One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BBVA - Argentina
Nominal Amounts Of Hedging Instrument	$ 6,000
Starting date of Hedging instrument	Mar. 30, 2023
Maturity date of hedging instrument	Apr. 28, 2023
Net derivative financial liabilities	$ 0	(17)
Description of exchange rate translation	ARSUSD
Argentina | Interest rate swap contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	HSBC
Nominal Amounts Of Hedging Instrument	$ 5,000
Starting date of Hedging instrument	Nov. 29, 2023
Maturity date of hedging instrument	Jan. 31, 2024
Net derivative financial liabilities	$ (496)	$ 0
Description of exchange rate translation	ARSUSD